UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10561
                                                    -----------

                          DB Hedge Strategies Fund LLC
            ---------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                 345 Park Avenue
                               New York, NY 10154
            ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                                 345 Park Avenue
                               New York, NY 10154
            ---------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-454-6849
                                                           --------------

                        Date of fiscal year end: March 31
                                                ----------

                    Date of reporting period: March 31, 2006
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                  DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)

                              FINANCIAL STATEMENTS


                        For the year ended March 31, 2006

                  DB Hedge Strategies Fund LLC (In Liquidation)

                              Financial Statements

                        For the year ended March 31, 2006





                                    CONTENTS

Report of Independent Registered Public Accounting Firm .................   1
Statement of Assets, Liabilities and Member's Capital in Liquidation ....   2
Schedule of Investments in Liquidation ..................................   3
Statement of Operations in Liquidation ..................................   4
Statements of Changes in Member's Capital in Liquidation ................   5
Statement of Cash Flows in Liquidation ..................................   6
Financial Highlights in Liquidation .....................................  7-8
Notes to Financial Statements in Liquidation ............................  9-14
Directors and Officers Biographical Data ................................  15-19
Portfolio Proxy Voting Policies and Procedures; SEC Filings .............  20
Components of Net Assets by Investment Strategy .........................  21

[GRAPHIC OMITTED] PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------

                                                  PRICEWATERHOUSECOOPERS LLP
                                                  PricewaterhouseCoopers Center
                                                  300 Madison Avenue
                                                  New York NY 10017
                                                  Telephone (646) 471-3000
                                                  Facsimile (813) 286-6000


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Member of
DB Hedge Strategies Fund LLC (In Liquidation)

In our opinion, the accompanying statement of assets, liabilities and members' capital in liquidation, including the schedule of investments in liquidation, and the related statements of operations in liquidation, of changes in members' capital in liquidation and of cash flows in liquidation and the financial highlights in liquidation present fairly, in all material respects, the financial position of DB Hedge Strategies Fund LLC (the "Fund") at March 31, 2006, the results of its operations and cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period June 28, 2002 (commencement of operations) through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluation the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2006 by correspondence with general partners/managing members of the investment funds, provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, the Board of Directors of the Fund has determined that it is in the best interest of the Fund and its investors for the Fund to be liquidated.

/s/ PricewaterhouseCoopers LLP
May 22, 2006

                  DB Hedge Strategies Fund LLC (In Liquidation)

      Statement of Assets, Liabilities and Member's Capital in Liquidation

                                 March 31, 2006

ASSETS
Investments in investment funds, at fair value (cost $5,845,106)    $ 6,269,025
Cash and cash equivalents .......................................       522,441
Receivable for investments redeemed .............................     3,166,147
Prepaid expenses ................................................        13,916
                                                                    -----------
         TOTAL ASSETS ...........................................     9,971,529
                                                                    -----------

LIABILITIES
Professional fees payable .......................................       174,627
Management fee payable ..........................................        60,618
Administration fee payable ......................................        21,780
Custodian fee payable ...........................................         1,100
Other accrued expenses ..........................................        19,362
                                                                    -----------
         TOTAL LIABILITIES ......................................       277,487
                                                                    -----------

MEMBER'S CAPITAL ................................................   $ 9,694,042
                                                                    ===========

MEMBER'S CAPITAL
Represented by:
Units (150,000 units authorized;  8,207.54 units outstanding) ...   $ 4,456,564
Accumulated net realized gain ...................................     8,508,625
Accumulated net investment loss .................................    (3,695,066)
Net unrealized appreciation on investments ......................       423,919
                                                                    -----------
         MEMBER'S CAPITAL .......................................   $ 9,694,042
                                                                    ===========


NET ASSET VALUE PER UNIT ........................................   $  1,181.11
                                                                    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

                     Schedule of Investments in Liquidation

                                 March 31, 2006

                                                                                                                   % OF MEMBER'S
STRATEGY                 INVESTMENT FUND                           COST             FAIR VALUE       LIQUIDITY*       CAPITAL
--------                 ---------------                           ----             ----------       ----------       -------
Event Driven             Special K Capital II LP               $      1,916,906    $      1,117,313   Annually          11.5%
Relative Value           Amaranth Partners L.L.C.                     2,928,200           4,714,557   Annually          48.7%
                         Safe Harbor Fund, L.P.                       1,000,000             437,155      **             4.5%
                                                            ----------------------------------------              ---------------
Total Relative Value                                                  3,928,200           5,151,712                     53.2%
                                                            ----------------------------------------              ---------------
                              Total                            $      5,845,106           6,269,025                     64.7%
                                                            --------------------                                  ---------------

                         Other Assets, less Liabilities                                   3,425,017                     35.3%
                                                                                --------------------              ---------------

                         Member's Capital                                          $      9,694,042                    100.0%
                                                                                ====================              ===============

*  Liquidity shown represents the parameters within normal operations.
** Investment Fund is in Liquidation. Normal redemption privileges have been suspended.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

                     Statement of Operations in Liquidation

                        For the year ended March 31, 2006

INVESTMENT INCOME
   Interest income                                                                                 $       154,122
                                                                                                ----------------------

EXPENSES
   Management fees                                                         $         932,892
   Professional fees                                                                 345,851
   Administration fees                                                               239,203
   Investor services fees                                                             29,458
   Custodian fees                                                                     15,077
   Board of Directors fees and expenses                                               11,574
   Other expenses                                                                      1,317
                                                                           ---------------------
       Total expenses                                                              1,575,372

   Management fees waived by Adviser                                                (519,029)
                                                                           ---------------------
       Net expenses                                                                                      1,056,343
                                                                                                ----------------------

       NET INVESTMENT LOSS                                                                                (902,221)
                                                                                                ----------------------

Gains from investment fund transactions
       Net realized gains from investment funds redeemed                           6,310,981
       Net change in unrealized appreciation on investment funds                  (3,992,378)
                                                                           ---------------------
NET GAIN FROM INVESTMENT FUNDS TRANSACTIONS                                                              2,318,603
                                                                                                ----------------------

       NET INCREASE IN MEMBER'S CAPITAL DERIVED FROM OPERATIONS                                    $     1,416,382
                                                                                                ======================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

            Statements of Changes in Member's Capital in Liquidation


                                                                              YEAR ENDED      YEAR ENDED
                                                                            MARCH 31, 2006  MARCH 31, 2005
                                                                            --------------  --------------
 FROM INVESTMENT ACTIVITIES
   Net investment loss                                                       $   (902,221)   $ (1,444,828)
   Net realized gains from investment funds redeemed                            6,310,981         769,685
   Net change in unrealized appreciation/(depreciation) on investments
   funds                                                                       (3,992,378)        539,684
                                                                             ------------    ------------
       NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS
                                                                                1,416,382        (135,459)

 FROM MEMBERS' CAPITAL TRANSACTIONS
   Subscriptions (units purchased 635.99 and 18,064.75,
         respectively)                                                            715,582      20,707,053
   Redemptions (units redeemed 46,391.43 and 14,539.13,
         respectively)                                                        (53,667,127)    (16,845,120)
                                                                             ------------    ------------

          NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS            (52,951,545)      3,861,933
                                                                             ------------    ------------

          NET CHANGE IN MEMBERS' CAPITAL                                      (51,535,163)      3,726,474

Members' Capital at beginning of year                                          61,229,205      57,502,731
                                                                             ------------    ------------

Member's Capital in Liquidation at end of year                               $  9,694,042    $ 61,229,205
                                                                             ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

                     Statement of Cash Flows in Liquidation

                        For the year ended March 31, 2006


CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Member's Capital from operations                                   $  1,416,382
   Adjustments to reconcile net increase in Member's Capital
   from operations to net cash provided by operating activities:
       Purchases of investment funds                                                   (10,625,000)
       Sales of investment funds                                                        58,429,371
       Net realized gains from investment funds redeemed                                (6,310,981)
       Net change in unrealized appreciation on investment funds                         3,992,378
       Decrease in receivable for investment funds redeemed                              5,363,143
       Decrease in prepaid expenses                                                          6,887
       Decrease  in interest receivable                                                      9,016
       Decrease in professional fees payable                                               (18,891)
       Decrease in management fee payable                                                 (118,383)
       Decrease in administration fees payable                                            (150,642)
       Decrease  in custodian fees payable                                                    (439)
       Decrease in investor services fee payable                                           (52,146)
       Decrease in other accrued expenses                                                  (29,561)
       Decrease in registration fees payable                                               (48,246)
                                                                                      ------------

         NET CASH PROVIDED BY OPERATING ACTIVITIES                                      51,862,888
                                                                                      ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                           415,582
   Redemptions                                                                         (58,918,606)
                                                                                      ------------

         NET CASH USED IN FINANCING ACTIVITIES                                         (58,503,024)
                                                                                      ------------

NET DECREASE IN CASH                                                                    (6,640,136)

Cash and cash equivalents at beginning of year                                           7,162,577
                                                                                      ------------

Cash and cash equivalents at end of year                                              $    522,441
                                                                                      ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

                       Financial Highlights in Liquidation




                                                                                                           PERIOD FROM JUNE 28,
                                                                                                            2002 (COMMENCEMENT
                                                                                                              OF OPERATIONS)
                                                         YEAR ENDED        YEAR ENDED        YEAR ENDED         THROUGH
                                                       MARCH 31, 2006    MARCH 31, 2005    MARCH 31, 2004    MARCH 31, 2003*
                                                       --------------    --------------    --------------    ---------------
PER UNIT OPERATING PERFORMANCE:

     Net asset value, beginning of period               $   1,134.65      $   1,140.08      $   1,039.33      $   1,030.83*
                                                        ------------      ------------      ------------      ------------

     Income (loss) from investment
     operations:

         Net investment loss**                                (21.72)           (23.68)           (24.16)           (16.36)

         Net realized gain and unrealized
         appreciation/depreciation on
         investment fund transactions                          68.18             18.25            124.91             24.86
                                                        ------------      ------------      ------------      ------------

     Total from investment operations
                                                               46.46             (5.43)           100.75              8.50
                                                        ------------      ------------      ------------      ------------


     Net asset value, end of period                     $   1,181.11      $   1,134.65      $   1,140.08      $   1,039.33
                                                        ============      ============      ============      ============


* On October 1, 2002, the net asset value per Unit was recast to $1,000.00 from $970.09. At that date, for every Unit owned, the Member holdings was reduced to .97009 Units. The above beginning of period net asset value is the equivalent price given the revised number of Units.

** Based on average outstanding units during the period.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                  DB Hedge Strategies Fund LLC (In Liquidation)

RATIOS AND OTHER FINANCIAL HIGHLIGHTS




                                                                                                                    PERIOD FROM
                                                                                                                   JUNE 28, 2002
THE FOLLOWING REPRESENTS THE RATIOS TO AVERAGE NET                                                               (COMMENCEMENT OF
ASSETS AND OTHER FINANCIAL HIGHLIGHTS INFORMATION     YEAR ENDED         YEAR ENDED           YEAR ENDED       OPERATIONS) THROUGH
FOR THE PERIOD:                                     MARCH 31, 2006     MARCH 31, 2005       MARCH 31, 2004        MARCH 31, 2003
                                                   ----------------- --------------------  -----------------   ---------------------

     Ratios to average net assets:
         Net investment loss (b)                          (1.89%)          (2.12%)                (2.18%)             (2.14%) (a)

         Net expenses (b) (c)                              2.20%            2.20%                  2.20%               2.20% (a)


     Total return                                          4.09%           (0.48%)                 9.69%               0.82%


     Portfolio turnover rate                                 25%              60%                    24%                 25%

     Members' Capital, end of period (thousands)
                                                         $9,694          $61,229                $57,503             $26,743

(a) Annualized for periods of less than one year.
(b) The Adviser waived $519,029 of fees for the year ended March 31, 2006. The net investment loss ratio would have been 1.09% greater and the total expenses ratio would have been 1.09% greater had these fees not been waived by the Adviser. The Adviser waived $885,356, $606,150 and $728,932 of fees and expenses for the periods ended March 31, 2005, March 31, 2004 and March 31, 2003, respectively. The net investment loss ratio would have been 1.30%, 1.42% and 3.85% greater and the total expenses ratio would have been 1.30%, 1.42% and 3.85% greater on an annualized basis had these fees and expenses not been waived/reimbursed by the Adviser, respectively.
(c) Expense ratios for the underlying Investment Funds are not included in the expense ratio.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION
--------------------------------------------------------------------------------
1. ORGANIZATION

DB Hedge Strategies Fund LLC (the "Fund") was organized as a Delaware limited liability company on October 23, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's units (the "Units") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to seek attractive risk-adjusted rates of return. The Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds"), that pursue a variety of "absolute return" investment strategies. The Investment Funds in which the Fund invests may pursue various investment strategies and are subject to special risks. The Fund commenced operations on June 28, 2002.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). All of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). At March 31, 2006, Deutsche Asset Management, Inc. (an affiliate of the Adviser) was the only remaining investor and had a capital balance in the Fund of $9,694,042.

Generally, initial and additional applications for interests by eligible investors were accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase Units. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

After consideration of the recommendation of the Adviser, the Board of the Fund has determined that it is in the best interests of the Fund and its investors for the Fund to be

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (CONTINUED)
--------------------------------------------------------------------------------
2. ORGANIZATION (CONTINUED)

liquidated. For accounting purposes, the Board's decision to liquidate the Fund resulted in the Fund changing its basis of accounting to the liquidation basis effective September 15, 2005. The going concern basis was used by the Fund through the period ended September 15, 2005. It is the Fund's policy to present its assets at fair value. Therefore, there is no significant effect to net assets resulting from the change to the liquidation basis of accounting. While the Fund intends to liquidate its assets as soon as possible, the final liquidation of the Fund may not occur until 2007 or potentially later. To the extent practicable, the Fund is in process of liquidating all investments.

2. SIGNIFICANT ACCOUNTING POLICIES

A. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month within 10 business days of the last day of the month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value per Unit of the Fund equals the net asset value of the Fund divided by the number of outstanding Units. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis.  Dividend income is recorded on
the   ex-dividend   date.   Realized  gains  and  losses  from  Investment  Fund
transactions are calculated

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (CONTINUED)
--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

C. FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

G. RECEIVABLE FOR INVESTMENTS REDEEMED

Receivable for Investments Redeemed, at March 31, 2006, consists of a redemption of an underlying investment at March 31, 2006 and a percentage hold back of capital from underlying investments redeemed during the year. The hold back of capital will generally be paid at the completion of the underlying Investment Funds' audits, subject to adjustments arising from the audits.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (CONTINUED)
--------------------------------------------------------------------------------
3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.95% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The management fee accrues monthly and is payable at the end of each quarter. Management fees for the year ended March 31, 2006 were $932,892, of which $60,618 was payable at March 31, 2006.

The Fund pays the Adviser an administrative servicing fee at the annual rate of ..50% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. Administration fees for the year ended March 31, 2006 were $239,203, of which $21,780 was payable at March 31, 2006.

The Adviser has contractually agreed to extend the waiver of its fees and/or reimburse the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 2.20% ("Expense Limitation Agreement") during the period through March 31, 2006. For the year ended March 31, 2006, the Adviser waived management fees of $519,029.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, the Adviser has engaged PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") to serve as the Fund's sub-administrator pursuant to the sub-administration agreement between PFPC and the Adviser ("Sub-Administration Agreement"). Under the Sub-Administration Agreement, PFPC provides administrative and accounting services to the Administrator. As compensation for these services, the Adviser pays PFPC a fee or fees as may be agreed to in writing by the Adviser and PFPC at no additional cost to the Fund.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide certain sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (CONTINUED)
--------------------------------------------------------------------------------
3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $1,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the "Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4. SECURITY TRANSACTIONS

As of March 31, 2006, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $10,625,000 and aggregate sales of Investment Funds amounted to $58,429,371 for the year ended March 31, 2006.

At March 31, 2006, the estimated cost of investments for Federal income tax purposes was $5,845,106. As of that date, net unrealized appreciation on investments was estimated to be $423,919, made up of gross unrealized appreciation on investments of $1,786,357 and gross unrealized depreciation on investments of $1,362,438.

5. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS IN LIQUIDATION (CONTINUED)
--------------------------------------------------------------------------------
6. CONCENTRATION OF RISK

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Units.

7. GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. SUBSEQUENT EVENT

In April, 2006, the Fund paid redemptions of $3,006,295 to Deutsche Asset Management, Inc.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------
The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                                    TERM OF           PRINCIPAL            IN FUND
                                     POSITION(S)  OFFICE(i) &       OCCUPATION(S)          COMPLEX               OTHER
                                      HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE           FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)                  Director    Since         President, NTA                3        Director, State
c/o DB Hedge Strategies Fund LLC                  inception     Consulting (financial                  University of New York at
25 DeForest Ave.                                                services consulting)                   Albany Foundation (1998
Summit, NJ  07901-2154                                          (2001 to present).                     to present); Director,
(9/18/55)                                                       Formerly, Chief                        Phinity Offshore Fund,
                                                                Financial Officer,                     Ltd., Tiger Asia Overseas
                                                                Tiger Management                       Fund, Ltd. Offshore Fund;
                                                                (investment adviser                    Tiger Global, Ltd., TS I
                                                                to hedge funds) (1993                  Offshore Limited (2004 to
                                                                to 2001).                              present); Tiger Consumer
                                                                                                       Partners Offshore Fund,
                                                                                                       Ltd (2006).
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 (i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                    Director    Since         General Counsel, New          3        None
c/o DB Hedge Strategies Fund LLC                    Inception     Enterprise Associates
25 DeForest Ave.                                                  (venture capital firm)
Summit, NJ  07901-2154                                            (2001 to present).
(1/31/65)
------------------------------------------------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Edward T. Tokar                         Director    Since         Sr. Managing Director         3        Director, Gabelli
c/o DB Hedge Strategies Fund LLC                    Inception     of Investments, Beacon                 Dividend and Income
25 DeForest Ave.                                                  Trust Company (2004 to                 Trust (2003 to
Summit, NJ  07901-2154                                            present); Chief                        present); Trustee,
(6/12/47)                                                         Executive Officer,                     Levco Series Trust
                                                                  Allied Capital                         Mutual Funds (2
                                                                  Management LLC                         portfolios) (2001 to
                                                                  (registered investment                 present); Director,
                                                                  adviser - wholly owned                 Allied Capital
                                                                  subsidiary of                          Management LLC (1998
                                                                  Honeywell) (1998 to                    to 2004). Formerly,
                                                                  2004); and Vice                        Trustee, Scudder MG
                                                                  President -                            Investment Trust
                                                                  Investments, Honeywell                 (formerly Morgan
                                                                  International, Inc.                    Grenfell Investment
                                                                  (advanced technology                   Trust (11 portfolios)
                                                                  and manufacturer) (1977                (1994 to 2002).
                                                                  to 2004).
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

OFFICERS
------------------------------------------------------------------------------------------------------------------------
     NAME, ADDRESS AND AGE          POSITIONS HELD WITH FUND           PRINCIPAL OCCUPATION(S) DURING THE
                                                                                  LAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Pamela Kiernan(iii)                  President                   Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                    Strategies (2005 to present).  Formerly, Chief
280 Park Avenue, 9Th Floor                                       Operating Officer - Americas, DB Advisors LLC
New York, NY 10017                                               (2004); Chief Operations Officer - America, Deutsche
(9/16/68)                                                        Bank Global Equities (2002 to 2004); Business
                                                                 Management - Trading, Deutsche Bank Global Equities
                                                                 (1997 to 2002).
------------------------------------------------------------------------------------------------------------------------
Joshua Kestler(iii)                  Vice President              Head of Product Structuring, DB Absolute Return
Deutsche Asset Management                                        Strategies (2004 to present); Associate, Schulte
25 DeForest Ave., 2nd Floor                                      Roth & Zabel LLP (law firm) (2001-2004); Law Clerk,
Summit, NJ  07901-2154                                           Hon. James H. Coleman, New Jersey Supreme Court
(04/27/75)                                                       (2000-2001).
------------------------------------------------------------------------------------------------------------------------
Marielena Glassman(iii)              Treasurer,                  Chief Administration Officer, DB Absolute Return
Deutsche Asset Management            Principal                   Strategies (2002 to present).  Formerly Global Head
25 DeForest Ave., 2nd Floor          Financial & Accounting      of Business Management, Deutsche Asset Management
Summit, NJ  07901-2154               Officer                     (1990 to 2002): Co-Head of Global Portfolio
(06/06/63)                                                       Management product, Bankers Trust Private Banking
                                                                 (1996-1999).
------------------------------------------------------------------------------------------------------------------------
Neil Novembre(iii)                   Assistant Treasurer         Head of Fund Accounting, DB Absolute Return
Deutsche Asset Management                                        Strategies (2002 to present).  Formerly,
25 DeForest Ave., 2nd Floor                                      Assurance/Business Advisory Services,
Summit, NJ  07901-2154                                           PricewaterhouseCoopers, New York (2000-2002);
(06/18/73)                                                       Rothstein, Kass & Company, New Jersey (hedge fund
                                                                 administrator) (1996-2000).
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

OFFICERS
------------------------------------------------------------------------------------------------------------------------
     NAME, ADDRESS AND AGE          POSITIONS HELD WITH FUND           PRINCIPAL OCCUPATION(S) DURING THE
                                                                                  LAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Anthony Conte(iii)                   Assistant Treasurer         Head of Alternative Assets Compliance (06/2005
Deutsche Asset Management                                        to present); Head of Compliance, DB Absolute
345 Park Avenue                                                  Return Strategies (2003 to present); Head of
New York, NY 10154                                               Business Risk, DB Absolute Return Strategies
(3/28/69)                                                        (2001 to 2003); Head of Asset Management
                                                                 Compliance, CIBC World Markets Corp. (1999
                                                                 to 2001).
------------------------------------------------------------------------------------------------------------------------
John H. Kim(iii)                     Secretary                   Director and Senior Counsel, Deutsche Asset
Deutsche Asset Management                                        Management (asset management division of
345 Park Avenue                                                  Deutsche Bank) (2001 to present); Sr.
New York, NY  10154                                              Associate, Wilkie Farr & Gallagher (law firm)
(1/9/71)                                                         (1995  to 2001).
------------------------------------------------------------------------------------------------------------------------
John Millette                        Assistant Secretary         Director, Deutsche Asset Management (legal
Deutsche Asset Management                                        department) (2003 to present); Vice President, Two
International Place                                              Deutsche Asset Management (2000 to 2003).
Boston, MA 02110
(8/23/62)
------------------------------------------------------------------------------------------------------------------------
Philip Gallo                         Chief Compliance            Managing Director (April 2003 to present),
Deutsche Asset Management            Officer                     Global Head of Asset Management Compliance
345 Park Avenue                                                  (January 2004 to present and formerly Head of
New York, NY  10154                                              asset Management Compliance (April 2003 to
(8/02/62)                                                        December 2004), Deutsche Asset Management.
                                                                 Chief Compliance Officer, DWS, Scudder
                                                                 Family of Funds (October 2004 to present). Prior
                                                                 to joining Deutsche Asset Management, Vice
                                                                 President and Associate General Counsel at
                                                                 Goldman Sachs until March 2003.
------------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.


--------------------------------------------------------------------------------

(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DB HEDGE STRATEGIES FUND LLC (IN LIQUIDATION)
COMPONENTS OF NET ASSETS BY INVESTMENT STRATEGY (UNAUDITED)
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                       COMPONENTS OF MEMBER'S CAPITAL BY
                              INVESTMENT STRATEGY



EVENT DRIVEN                    11.5%
RELATIVE VALUE                  53.2%
OTHER ASSETS                    35.3%


ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Nolan Altman is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $49,000 for 2006 and $55,000 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $10,500 for 2006 and $14,000 for 2005. Fees are for consents for repurchase of shares and semi-annual reviews.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $80,450 for 2006 and $65,400 for 2005.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Fund's Audit Committee approves all non-audit services, as required by the statutes and regulations administered by the Securities and Exchange Commission (the "Commission"), including the 1940 Act and the Sarbanes-Oxley Act of 2002.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES
The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Adviser and/or the Fund may receive notices from the Investment Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Investment Fund's limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund's portfolio securities to the Adviser, subject to the Board's general oversight and with the direction that proxies should be voted consistent with the Fund's best economic interests. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

The Policies describe the way in which the Adviser resolves conflicts of interest. To resolve conflicts, the Adviser, under normal circumstances, votes proxies in accordance with its guidelines. If the Adviser departs from the Policies with respect to a particular proxy or if the Policies do not specifically address a certain proxy proposal, a committee established by the Adviser will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, the Adviser will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Adviser may not be able to vote proxies or may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Adviser may not vote proxies on certain foreign securities due to local restrictions or customs. The Adviser generally does not vote proxies on securities subject to share blocking restrictions.

The Fund will be required to file new Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund's Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-888-262-0965, or (ii) by visiting the SEC's website at www.sec.gov.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

SECTION (A)(1)

The DB Absolute Return Strategies Fund of Funds team ("DB ARS-FOF") is primarily responsible for the investment management of the Master Fund with respect to the Adviser. The DB ARS-FOF team is comprised of a group of dedicated analysts with responsibility for performing due diligence and analysis on Investment Fund investments and for the portfolio management of the Master Fund. A senior analyst is responsible for the day-to-day investment management of the Master Fund and is supported by a back-up analyst. Mr. Steven L. Bossi, who had been Deputy Head of the DB ARS-FOF team and a portfolio manager thereon, has been promoted to Global Head of Fund-of-Funds for DB Absolute Return Strategies and is primarily responsible for management of the DB ARS-FOF team and the investment management and development of the Adviser's multi-manager hedge fund products. Mr. Bossi also manages a DB Absolute Return Strategies multi-strategy fund of funds and is lead analyst for several relative value and event-driven strategies. Mr. Bossi joined the Adviser in 2001 after nine years of experience as president and chief operating officer of AI International Corporation, an investment advisory firm, where he actively managed global investments in traditional and alternative markets, including equity, fixed income, emerging markets, distressed securities, merger arbitrage, convertible arbitrage, and private equity securities. Prior to that, Mr. Bossi was a fixed income portfolio manager at Aetna Life & Casualty. Mr. Bossi received a B.S. from the University of Connecticut and an M.B.A. from the University of Chicago. The information above is provided as of the date of this filing.

SECTION (A)(2)

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Adviser. The tables below show, for each portfolio manager, the number and asset size of (i) SEC-registered investment companies (or series thereof) other than the Fund,
(ii) pooled investment vehicles that are not registered investment companies, and (iii) other accounts (E.G., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of March 31, 2006.

OTHER SEC-REGISTERED INVESTMENT COMPANIES MANAGED

--------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF INVESTMENT
                            NUMBER OF REGISTERED          TOTAL ASSETS OF           COMPANY ACCOUNTS         TOTAL ASSETS OF
     NAME OF PORTFOLIO           INVESTMENT            REGISTERED INVESTMENT        WITH PERFORMANCE-       PERFORMANCE-BASED
          MANAGER                COMPANIES                  COMPANIES                  BASED FEES              FEE ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------
Steven L. Bossi                      1                     $70,865,321                     1                   $70,865,321
--------------------------------------------------------------------------------------------------------------------------------

OTHER POOLED INVESTMENT VEHICLES MANAGED

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF POOLED
                                                                                  INVESTMENT VEHICLES        TOTAL ASSETS OF
     NAME OF PORTFOLIO        NUMBER OF POOLED        TOTAL ASSETS OF POOLED        WITH PERFORMANCE-         PERFORMANCE-BASED
        MANAGER             INVESTMENT VEHICLES        INVESTMENT VEHICLES             BASED FEES               FEE ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------
Steven L. Bossi                      23                   $5,014,662,136                   22                 $4,951,564,845
--------------------------------------------------------------------------------------------------------------------------------

OTHER ACCOUNTS MANAGED

--------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF OTHER          TOTAL ASSETS OF
                                                                                    ACCOUNTS WITH              PERFORMANCE-
    NAME OF PORTFOLIO          NUMBER OF OTHER         TOTAL ASSETS OF OTHER       PERFORMANCE-BASED             BASED FEE
         MANAGER                   ACCOUNTS                  ACCOUNTS                    FEES                  FEE ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------
Steven L. Bossi                      5                    $635,816,905                    5                   $635,816,905
--------------------------------------------------------------------------------------------------------------------------------


The Adviser is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Adviser is affiliated with a variety of entities that provide and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate, and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers, and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential, or apparent conflicts of interest. These interests and activities include potential advisory, transactional, and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Adviser's advisory clients.

In addition, real, potential, or apparent conflicts of interests may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

    o Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser, including other client accounts managed by the Fund's portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Adviser may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for the Fund may differ from the results achieved by the Firm and other clients of the Firm and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. The Adviser will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

    o To the extent that the Fund's portfolio management team has responsibilities for managing accounts in addition to the Fund, a portfolio manager will need to divide his time and attention among relevant accounts.

    o In some cases, a real, potential, or apparent conflict may arise where the Adviser may have an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages.

This information is provided as of March 31, 2006.

SECTION (A)(3)

The Adviser seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salary, which is linked to job function, responsibilities, and financial services industry peer compensation, and (ii) variable components, which are linked to investment performance, individual contributions to the team, and DB ARS's and Deutsche Bank's financial results. Variable compensation may include a cash and/or stock bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

Bonus and long-term incentives comprise a greater proportion of compensation as seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive and may earn a bonus that is a multiple of their base salary. The amount of equity awarded is generally based on the individual's total compensation package and may comprise from 0% to 40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory deferral of a portion of their equity compensation into proprietary mutual funds that they manage.

To evaluate its investment professionals, the Adviser uses a Performance Management Process. Objectives are related to investment performance and generally take into account appropriate peer group and benchmark-related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, the Adviser considers a number of quantitative and qualitative factors such as:

    o DB ARS's performance and the performance of Deutsche Asset Management;

    o Quantitative measures which include actual pre-tax performance, looking first against benchmarks over different time periods with a focus on trailing one-, three-, and five-year performance. The Adviser reviews performance for both alpha (a measure of risk-adjusted performance) and risk versus pre-determined benchmarks and fund peer groups. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate, for evaluation purposes;

    o Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the Adviser assesses compliance, risk management, and teamwork skills.

    o Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of the Adviser, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

For certain investment professionals, total compensation is determined with regard to revenues generated by the funds they manage and not with regard to the foregoing quantitative and qualitative factors.

In addition, the Adviser analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

This information is provided as of March 31, 2006

SECTION (A)(4)

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all funds in the Fund Complex, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans. This information is provided as of March 31, 2006.

--------------------------------------------------------------------------------
                            DOLLAR RANGE OF EQUITY   DOLLAR RANGE OF ALL FUND
NAME OF PORTFOLIO MANAGER   SECURITIES IN THE FUND     COMPLEX SHARES OWNED
--------------------------------------------------------------------------------
Steven L. Bossi                     None                       None
--------------------------------------------------------------------------------

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              DB Hedge Strategies Fund LLC
                          -----------------------------------------

By (Signature and Title)* /s/ Pamela Kiernan
                          -----------------------------------------
                          Pamela Kiernan, President
                          (principal executive officer)

Date June 8, 2006
     --------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Pamela Kiernan
                          -----------------------------------------
                          Pamela Kiernan, President
                          (principal executive officer)

Date June 8, 2006
     --------------------------------------------------------------


By (Signature and Title)* /s/ Marie Glassman
                          -----------------------------------------
                          Marie Glassman, Treasurer, Principal Financial Officer and Accounting Officer
                          (principal financial officer)

Date June 8, 2006
     --------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.